Net Loss per Share (Details Textual) - shares	3 Months Ended		12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014
Weighted Average Number of Shares Outstanding, Basic and Diluted	5,331,979	3,770,589	4,387,961	2,710,505
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	3,204,101	2,962,400	3,092,680	3,393,360